Investments - Composition of the Fair Values of Investments by Credit Rating (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Credit Rating | Credit Concentration Risk
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Concentration risk, percentage	100.00%	100.00%
Fixed maturity securities
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Fair value	$ 2,663.3	$ 2,640.4
Fixed maturity securities | Credit Rating | Credit Concentration Risk
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Concentration risk, percentage	100.00%	100.00%
Short-term investments
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Fair value	$ 166.9	$ 111.3
Short-term investments | Credit Rating | Credit Concentration Risk
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Concentration risk, percentage	100.00%	100.00%
AAA | Fixed maturity securities
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Fair value	$ 195.3	$ 216.1
AAA | Fixed maturity securities | Credit Rating | Credit Concentration Risk
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Concentration risk, percentage	7.00%	9.00%
AAA | Short-term investments
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Fair value	$ 0.0	$ 0.4
AAA | Short-term investments | Credit Rating | Credit Concentration Risk
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Concentration risk, percentage	0.00%	0.00%
AA | Fixed maturity securities
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Fair value	$ 932.9	$ 891.2
AA | Fixed maturity securities | Credit Rating | Credit Concentration Risk
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Concentration risk, percentage	35.00%	34.00%
AA | Short-term investments
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Fair value	$ 165.2	$ 109.9
AA | Short-term investments | Credit Rating | Credit Concentration Risk
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Concentration risk, percentage	99.00%	99.00%
A | Fixed maturity securities
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Fair value	$ 1,075.8	$ 1,118.8
A | Fixed maturity securities | Credit Rating | Credit Concentration Risk
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Concentration risk, percentage	40.00%	42.00%
A | Short-term investments
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Fair value	$ 1.2	$ 0.7
A | Short-term investments | Credit Rating | Credit Concentration Risk
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Concentration risk, percentage	1.00%	1.00%
BBB | Fixed maturity securities
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Fair value	$ 416.6	$ 382.8
BBB | Fixed maturity securities | Credit Rating | Credit Concentration Risk
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Concentration risk, percentage	16.00%	14.00%
BBB | Short-term investments
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Fair value	$ 0.5	$ 0.3
BBB | Short-term investments | Credit Rating | Credit Concentration Risk
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Concentration risk, percentage	0.00%	0.00%
Below BBB | Fixed maturity securities
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Fair value	$ 42.7	$ 31.5
Below BBB | Fixed maturity securities | Credit Rating | Credit Concentration Risk
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Concentration risk, percentage	2.00%	1.00%